Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	$ 87,816	$ 60,909
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equity securities and other investments	(11,924)	(1,472)
Purchase of available for sale debt securities	(133,449)	(137,351)
Proceeds from maturity of financial assets at amortized cost	21	256
Proceeds from sale/maturity of available for sale debt securities	36,426	38,132
Proceeds from sale of equity securities and other investments	10,707	688
Purchases of property, premises and equipment and Intangible assets	(879)	(610)
Sale of property, premises and equipment	16	203
Change in term deposits	(4,554)	(61)
Change in short-term investments	89,463	24,904
Acquisition of a subsidiary	(1,101)
Net cash used in investing activities	(15,274)	(75,311)
FINANCING ACTIVITIES
Dividends paid	(864)	(9,830)
Repurchase of common shares under share repurchase program	(23,813)	(118)
Lease liabilities payments	(384)	(531)
Net cash flows used in financing activities	(25,061)	(10,479)
NET CHANGE IN CASH, AND CASH EQUIVALENTS AND RESTRICTED CASH	47,481	(24,881)
Net foreign exchange differences	2,969	(3,352)
Cash, cash equivalents and restricted cash at the beginning of the period	137,943	242,146
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT THE END OF THE PERIOD	188,393	213,913
Supplemental Cash Flow Information:
Income tax paid	$ 1,770	$ 2,145